SCHEDULE OF POTENTIAL ORDINARY SHARES THAT ARE ANTI-DILUTIVE AND EXCLUDED FROM THE CALCULATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	821,623,917	1,302,463,567	923,377,527
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	594,838,632
Forward Contracts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	216,847,736
Senior Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share		1,288,858,108	912,262,870
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	9,937,549	13,605,459	11,114,657